Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 27, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Price Per Share | $ / shares	$ 4
IPO [Member]
Subsequent Events [Line Items]
Consummated ordinary shares | shares	2,000,000
Ordinary share, par value | $ / shares	$ 0.00005
Aggregate gross proceeds | $	$ 8
Net proceeds | $	$ 7